SUBSEQUENT EVENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SCHEDULE OF DEBT REMAINING OUTSTANDING

At January 13, 2025, the remaining outstanding note is as follows:

Debtor	Date of Issuance	Principal Amount	Interest Rate	Accrued Interest	Total Amount	Maturity Date
Private Placement, 2021 Note	5/3/2021	805,000	10%	143,642	948,642	3/01/2025

SCHEDULE OF FAIR MARKET VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the fair market value of assets acquired and liabilities assumed as of the acquisition date:

October 25, 2024
Consideration Paid
Common Stock – 3,389,169 shares @ $0.109	$368,623
Preferred Stock – 28,467,564 shares @ $0.543	15,481,377
Preferred Stock returned to Treasury - 14,085,410 shares	(4,007,572)
Total consideration	$11,842,428

Assets acquired and liabilities assumed:
Cash	$396
Assumed Expenses	1,828
Intangible assets – amortized over 17 years	8,190,000
Goodwill	5,382,610

Deferred taxes (21%)	(1,719,900)
Loan from affiliate	(12,506)
Assumed value	$11,842,428

October 25, 2024
Consideration Paid
Common Stock – 3,389,169 shares @ $0.109	$368,623
Preferred Stock – 28,467,564 shares @ $0.543	15,481,377
Preferred Stock returned to Treasury - 14,085,410 shares	(4,007,572)
Total consideration	$11,842,428

Assets acquired and liabilities assumed:
Cash	$396
Assumed Expenses	1,828
Intangible assets – amortized over 17 years	8,190,000
Goodwill	5,382,610

Deferred taxes (21%)	(1,719,900)
Loan from affiliate	(12,506)
Assumed value	$11,842,428

SCHEDULE OF STOCKHOLDER’S EQUITY

Issuance of Preferred Stock

Date		# Shares	Amount	Price/Share	Type	Notice
10/25/2024	c	(13,287,985)	$(3,959,463)	$0.298	return to treasury	affiliate
10/25/2024	a	28,467,564	15,481,377	0.543	subsidiary acquisition	affiliate
10/25/2024	b	(714,949)	$(8,109)	$0.011	see 2021 stock plan	affiliate

Issuance of Common Stock

Date		# Shares	Amount	Price/Share	Type	Notice
10/25/2024	a	3,389,169	$368,623	$0.109	subsidiary acquisition
10/25/2024	b	155,091	$15,044	$0.097	see 2021 stock plan

Warrants (forfeited)

Date		# Warrants	APIC Amount	Price/Share	Type	Notice
10/22/2024	d	(50,000)	$(21,606)	$2.000	forfeiture

Shares awarded (forfeited) under the 2021 Stock Plan

Date		# Shares	Amount	Price/Share	Type	Notice
10/25/2024	b*	412,380	$40,000	$0.097	stipend	affiliate
10/25/2024	b	155,091	15,044	0.097	stipend
10/25/2024	c*	(3,987,124)	$(48,109)	$0.012	return to treasury	affiliate

a	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.
b	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
c	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.
d	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

*	The shares were issued as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		—	$—	$—
8/19/2024	g	19,221,026	4,139,126	0.215	conversion Common Stock	affiliate
8/19/2024	d	8,973,405	160,950	0.018	exercise of warrant	affiliate
8/19/2024	c	776,817	353,840	0.455	debt conversion	affiliate
8/28/2024	g	22,370	14,820	0.662	conversion Common Stock	affiliate
8/28/2024	g	(100,000)	(500)	0.005	conversion Common Stock	affiliate
10/25/2024	c	28,467,564	13,095,079	0.460	return to treasury	affiliate
10/25/2024	a	(14,085,410)	(4,007,572)	0.285	subsidiary acquisition	affiliate
10/25/2024	b	82,476	37,939	0.460	see 2021 stock plan	affiliate
12/04/2024	h	(200,000)	(1,000)	0.005	gift transfer	affiliate
12/31/2024		43,158,248	$13,806,213	$0.318

viii.	Issuance of Common Stock in the period January 1 and December 31, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		144,642,333	$13,158,312	$0.090
1/17/2024	a	333,333	45,000	0.135	private placement
1/17/2024	-	—	(45,000)	—	subscription
1/18/2024	c	3,703,704	500,000	0.135	debt conversion
1/18/2024	c	3,599,289	485,904	0.135	debt conversion	affiliate
1/22/2024	c	4,356,778	—	—	exercise of warrant	cashless
1/22/2024	b	8,950,474	1,163,562	0.130	convertible note
3/20/2024	b	906,618	100,000	0.110	convertible note
3/27/2024	c	3,705,808	385,404	0.104	debt conversion
4/04/2024	c	1,000,000	104,000	0.104	debt conversion
4/15/2024	b	479,192	62,295	0.130	convertible note
4/15/2024	a	173,077	18,000	0.104	private placement
4/19/2024	c	250,000	32,125	0.129	debt conversion
4/22/2024	a	194,553	25,000	0.128	private placement
5/16/2024	b	769,231	100,000	0.130	convertible note
5/20/2024	c	1,027,397	150,000	0.146	debt conversion
6/27/2024	a	212,766	20,000	0.094	private placement
8/19/2024	g	(96,105,125)	(4,139,126)	0.043	conversion Preferred Stock	affiliate
8/28/2024	g	(111,847)	(14,820)	0.133	conversion Preferred Stock	affiliate
8/28/2024	g	500,000	500	0.001	conversion Preferred Stock	affiliate
10/25/2024	h	3,389,169	311,803	0.092	subsidiary acquisition
12/4/2024	h	1,000,000	1,000	0.001	gift transfer
see Note 10	d	1,886,944	207,289	0.110	2021 Stock Plan	affiliate
see Note 10	d	1,919,214	201,875	0.105	2021 Stock Plan
12/31/2024		86,782,908	$12,873,123	$0.148

a	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

b	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

c	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.

d	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.

e	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in section 12(a) of the Securities Act.

f	The shares were issued after the Company filed a registration statement with the SEC, on Form S-1

g	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.

h	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.